Document and Entity information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	FRANKLIN MUTUAL SERIES FUNDS
Central Index Key	0000825063
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	May 01, 2016
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL BEACON FUND | CLASS A
Risk/Return:
Trading Symbol	TEBIX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL BEACON FUND | CLASS C
Risk/Return:
Trading Symbol	TEMEX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL BEACON FUND | CLASS Z
Risk/Return:
Trading Symbol	BEGRX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL BEACON FUND | Class R6
Risk/Return:
Trading Symbol	FMBRX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL EUROPEAN FUND | CLASS A
Risk/Return:
Trading Symbol	TEMIX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL EUROPEAN FUND | CLASS C
Risk/Return:
Trading Symbol	TEURX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL EUROPEAN FUND | CLASS Z
Risk/Return:
Trading Symbol	MEURX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL EUROPEAN FUND | Class R6
Risk/Return:
Trading Symbol	FMEUX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL FINANCIAL SERVICES FUND | CLASS A
Risk/Return:
Trading Symbol	TFSIX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL FINANCIAL SERVICES FUND | CLASS C
Risk/Return:
Trading Symbol	TMFSX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL FINANCIAL SERVICES FUND | CLASS Z
Risk/Return:
Trading Symbol	TEFAX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL FINANCIAL SERVICES FUND | CLASS R6
Risk/Return:
Trading Symbol	FMFVX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL GLOBAL DISCOVERY FUND | CLASS A
Risk/Return:
Trading Symbol	TEDIX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL GLOBAL DISCOVERY FUND | CLASS C
Risk/Return:
Trading Symbol	TEDSX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL GLOBAL DISCOVERY FUND | CLASS Z
Risk/Return:
Trading Symbol	MDISX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL GLOBAL DISCOVERY FUND | CLASS R
Risk/Return:
Trading Symbol	TEDRX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL GLOBAL DISCOVERY FUND | Class R6
Risk/Return:
Trading Symbol	FMDRX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL INTERNATIONAL FUND | CLASS A
Risk/Return:
Trading Symbol	FMIAX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL INTERNATIONAL FUND | CLASS C
Risk/Return:
Trading Symbol	FCMIX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL INTERNATIONAL FUND | CLASS R
Risk/Return:
Trading Symbol	FRMIX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL INTERNATIONAL FUND | CLASS Z
Risk/Return:
Trading Symbol	FMIZX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL INTERNATIONAL FUND | Class R6
Risk/Return:
Trading Symbol	FIMFX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL QUEST FUND | CLASS A
Risk/Return:
Trading Symbol	TEQIX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL QUEST FUND | CLASS C
Risk/Return:
Trading Symbol	TEMQX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL QUEST FUND | CLASS Z
Risk/Return:
Trading Symbol	MQIFX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL QUEST FUND | CLASS R
Risk/Return:
Trading Symbol	FMQSX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL QUEST FUND | Class R6
Risk/Return:
Trading Symbol	FMQRX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL SHARES FUND | CLASS A
Risk/Return:
Trading Symbol	TESIX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL SHARES FUND | CLASS C
Risk/Return:
Trading Symbol	TEMTX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL SHARES FUND | CLASS Z
Risk/Return:
Trading Symbol	MUTHX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL SHARES FUND | CLASS R
Risk/Return:
Trading Symbol	TESRX
Franklin Mutual Series Funds-17 | FRANKLIN MUTUAL SHARES FUND | Class R6
Risk/Return:
Trading Symbol	FMSHX